Supplement to the
Fidelity® Conservative Income Bond Fund
October 30, 2015
Prospectus

Kim Miller no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%
Fee waiver and/or expense reimbursementA	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.35%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the Retail Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.35%. This arrangement will remain in effect through October 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 36
3 years	$ 123
5 years	$ 218
10 years	$ 499
FCV-16-01  January 22, 2016
1.9585863.102

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Robert Chan (co-manager) and Robert Galusza (co-manager) have managed the fund since November 2015.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Robert Chan is co-manager of the fund, which he has managed since November 2015. Since joining Fidelity Investments in 2004, Mr. Chan has worked as a research analyst and a portfolio manager.

Robert Galusza is co-manager of the fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 1987, Mr. Galusza has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity® Conservative Income Bond Fund
Institutional Class
October 30, 2015
Prospectus

Kim Miller no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual operating expenses	0.35%
Fee waiver and/or expense reimbursementA	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.25%. This arrangement will remain in effect through October 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 26
3 years	$ 101
5 years	$ 185
10 years	$ 432
FCV-I-16-01  January 22, 2016
1.9585864.102

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Robert Chan (co-manager) and Robert Galusza (co-manager) have managed the fund since November 2015.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Robert Chan is co-manager of the fund, which he has managed since November 2015. Since joining Fidelity Investments in 2004, Mr. Chan has worked as a research analyst and a portfolio manager.

Robert Galusza is co-manager of the fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 1987, Mr. Galusza has worked as a research analyst and portfolio manager.

Supplement to the

Fidelity® Conservative Income Bond Fund

Institutional Class (FCNVX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2015

Kim Miller no longer serves as a co-manager of the fund.

Robert Chan (co-manager) and Robert Galusza (co-manager) have been added as co-managers of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

Robert Chan is co-manager of Fidelity® Conservative Income Bond Fund and receives compensation for his services. Robert Galusza is co-manager of Fidelity® Conservative Income Bond Fund and receives compensation for his services. As of November 30, 2015, portfolio manager compensation generally consists of a base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Conservative Income Bond Fund is based on the pre-tax investment performance of the fund measured against the Barclays® U.S. 3-6 Month Treasury Bill Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

FCV-IB-16-02  January 22, 2016
1.927860.103

The following table provides information relating to other accounts managed by Mr. Chan as of November 30, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	3	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,795	$ 7,470	$ 8,870
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Conservative Income Bond Fund ($3,795 (in millions) assets managed).

As of November 30, 2015, the dollar range of shares of Fidelity Conservative Income Bond Fund beneficially owned by Mr. Chan was none.

The following table provides information relating to other accounts managed by Mr. Galusza as of November 30, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	4	19
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16,715	$ 1,142	$ 9,568
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Conservative Income Bond Fund ($3,795 (in millions) assets managed).

As of November 30, 2015, the dollar range of shares of Fidelity Conservative Income Bond Fund beneficially owned by Mr. Galusza was none.

Supplement to the

Fidelity® Conservative Income Bond Fund (FCONX)

A Class of shares of Fidelity Conservative Income Bond Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2015

Kim Miller no longer serves as a co-manager of the fund.

Robert Chan (co-manager) and Robert Galusza (co-manager) have been added as co-managers of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

Robert Chan is co-manager of Fidelity® Conservative Income Bond Fund and receives compensation for his services. Robert Galusza is co-manager of Fidelity® Conservative Income Bond Fund and receives compensation for his services. As of November 30, 2015, portfolio manager compensation generally consists of a base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Conservative Income Bond Fund is based on the pre-tax investment performance of the fund measured against the Barclays® U.S. 3-6 Month Treasury Bill Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

FCVB-16-02  January 22, 2016
1.927859.103

The following table provides information relating to other accounts managed by Mr. Chan as of November 30, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	3	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,795	$ 7,470	$ 8,870
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Conservative Income Bond Fund ($3,795 (in millions) assets managed).

As of November 30, 2015, the dollar range of shares of Fidelity Conservative Income Bond Fund beneficially owned by Mr. Chan was none.

The following table provides information relating to other accounts managed by Mr. Galusza as of November 30, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	4	19
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16,715	$ 1,142	$ 9,568
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Conservative Income Bond Fund ($3,795 (in millions) assets managed).

As of November 30, 2015, the dollar range of shares of Fidelity Conservative Income Bond Fund beneficially owned by Mr. Galusza was none.